Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2013
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2012	June 30, 2013
Deferred mobilization expenses	53,615	69,451
Deferred finance costs	-	22,723
Other	18,150	11,226
Total	$71,765	$103,400